Right-of-Use Assets and Lease Liability	12 Months Ended
Dec. 31, 2023
Right-of-Use Assets and Lease Liability [Abstract]
Right-of-use assets and lease liability
7.	Right-of-use assets and lease liability

In 2021, the Company entered into a contractual agreement to lease office space in Corpus Christi, Texas through June 30, 2025. The terms of the lease call for a monthly lease payment of $5,417. The Company recorded a right-of use (“ROU”) asset and a corresponding lease obligation of $221,139 on July 1, 2021.When measuring the present value of lease obligations, the remaining lease payments were discounted using the estimated borrowing rate of 7%.

In 2021, the Company acquired a lease agreement for additional office space in Vancouver, B.C. through July 10, 2023. During the year ended December 31, 2023, this lease expired, and the related security deposit was returned to the Company.

In 2022, the Company entered into a contractual agreement to lease office space in Corpus Christi, Texas through August 31, 2024. During the year ended December 31, 2023, this lease was terminated.

In 2023, the Company entered into a contractual agreement to lease office space in Corpus Christi, Texas through June 30, 2025. The terms of the lease call for a monthly lease payment of $1,516. The Company recorded a right-of use (“ROU”) asset and a corresponding lease obligation of $40,325 on February 1, 2023. When measuring the present value of lease obligations, the remaining lease payments were discounted using the estimated borrowing rate of 7%.

In 2023, the Company entered into a contractual agreement to lease additional office space in Corpus Christi, Texas through June 30, 2025. The terms of the lease call for a monthly lease payment of $5,994. The Company recorded a right-of use (“ROU”) asset and a corresponding lease obligation of $149,325 on April 1, 2023. When measuring the present value of lease obligations, the remaining lease payments were discounted using the estimated borrowing rate of 7%.

In 2023, the Company entered a contractual agreement to lease office space in Dallas, Texas through October 31, 2028. The terms of the lease call for a monthly lease payment of $5,087. The Company recorded a right-of use (“ROU”) asset and a corresponding lease obligation of $260,141 on June 1, 2023. When measuring the present value of lease obligations, the remaining lease payments were discounted using the estimated borrowing rate of 7%.

The change in the lease liability during the year ended December 31, 2022, and the year ended December 31, 2023 was as follows:

	Leased asset $	Leased offices $	Total $
Balance, December 31, 2021	3,416	246,093	249,509
Additions	-	34,898	34,898
Accretion	77	15,157	15,234
Lease payments made	(3,493)	(103,953)	(107,446)
Currency translation adjustment	-	(11,767)	(11,767)
Balance, December 31, 2022	-	180,428	180,428
Less: current lease liability	-	(84,262)	(84,262)
Balance (long-term), December 31, 2022	-	96,166	96,166
Additions	-	449,823	449,823
Lease termination	-	(22,945)	(22,945)
Accretion	-	32,838	32,838
Lease payments made	-	(177,439)	(177,439)
Currency translation adjustment	-	10,083	10,083
Balance, December 31, 2023	-	472,788	472,788
Less: current lease liability	-	(177,641)	(177,641)
Balance (long-term), December 31, 2023	-	295,147	295,147

As of December 31, 2023, the undiscounted future lease payments are as follows:

Year	$
2024	206,196
2025	140,121
2026	63,874
2027	65,182
2028	55,227
Total	530,600